Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333 - 145064
TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
TIAA-CREF LIFE INSURANCE COMPANY
PROSPECTUS SUPPLEMENT NUMBER (4)
Dated March 15, 2024, to the Intelligent Variable Annuity
®
Prospectus, as supplemented November 10, 2023, December 8, 2023 and January 25, 2024
This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.
DFA VA EQUITY ALLOCATION PORTFOLIO
DFA VA INTERNATIONAL VALUE PORTFOLIO
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the DFA portfolios effective March 1, 2024.

Portfolios	Current Expenses
DFA VA Equity Allocation Portfolio	0.31%

DFA VA International Value Portfolio	0.27%
For more information about these changes and about the portfolios in general, refer to the DFA Portfolio Prospectuses.
Please keep this supplement with your prospectus for future reference.

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